Short-Term Debts (Details) - Schedule of Short-Term Debts - USD ($)	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Short-Term Debt [Line Items]
Short-term debts	$ 98,532		$ 103,649
Higashi-Nippon Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	1.40%
Short-term debts	$ 98,532
Maximum [Member] | Higashi-Nippon Bank [Member]
Short-Term Debt [Line Items]
Maturity	Dec. 29, 2023
Minimum [Member] | Higashi-Nippon Bank [Member]
Short-Term Debt [Line Items]
Maturity	Dec. 25, 2024